Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Inventory Disclosure [Abstract]
Inventory provisions	$ 30,595	$ 37,112	$ 49,792
Inventories, other non-current assets	$ 3,080	$ 3,799